GOODWILL - Cash Generating Units (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 8,979	$ 6,634	$ 6,553
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,125	0
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,105	2,126
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,356	1,296
Western Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	762	756
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	433	520
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	456	490
U.S. data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	503	487
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Goodwill	341	345
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 898	$ 614